Internally Generated Assets - Schedule of Detail Information of Internally Generated Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Internally Generated Assets [line items]
The total internally generated assets	€ 65,619	€ 68,326	€ 68,783
Internally generated [member]
Disclosure Of Internally Generated Assets [line items]
The total internally generated assets	570		626	€ 639
Internally generated [member] | Intangible assets with finite useful life [member]
Disclosure Of Internally Generated Assets [line items]
The total internally generated assets	248		272	289
Internally generated [member] | Tangible assets [member]
Disclosure Of Internally Generated Assets [line items]
The total internally generated assets	€ 322		€ 354	€ 350